SEGMENT INFORMATION (Details)	9 Months Ended		12 Months Ended		24 Months Ended
	Sep. 30, 2020 USD ($) segment client	Sep. 30, 2019 USD ($) client	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)
Segment Information
Number of segments	1		1
Revenue	$ 8,101,000	$ 20,876,000	$ 26,439,000	$ 1,034,000
Number of clients representing 10% or more of the company's total revenue	0	0			0
Revenue recognized at a point in time
Segment Information
Revenue	$ 6,113,000	$ 18,655,000	22,758,000	751,000
Revenue recognized over time
Segment Information
Revenue	1,988,000	2,221,000	3,681,000	283,000
Product
Segment Information
Revenue	6,113,000	18,655,000	22,758,000	751,000
Service
Segment Information
Revenue	1,988,000	2,221,000	3,681,000	283,000
Americas
Segment Information
Revenue	3,334,000	13,412,000	15,801,000	1,034,000
Americas | Product
Segment Information
Revenue	2,372,000	11,561,000	12,746,000	751,000
Americas | Service
Segment Information
Revenue	962,000	1,851,000	3,055,000	$ 283,000
EMEA
Segment Information
Revenue	3,299,000	6,250,000	8,993,000
EMEA | Product
Segment Information
Revenue	2,411,000	5,909,000	8,430,000
EMEA | Service
Segment Information
Revenue	888,000	341,000	563,000
APAC
Segment Information
Revenue	1,468,000	1,214,000	1,645,000
APAC | Product
Segment Information
Revenue	1,330,000	1,185,000	1,582,000
APAC | Service
Segment Information
Revenue	$ 138,000	$ 29,000	$ 63,000